Income Tax Expense - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Australia
Income Tax Expense
Operating loss carryforwards	$ 283.7	$ 197.8	$ 107.9